OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bond restrictions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CLP ($) item
Disclosure of detailed information about borrowings
Average net financial debt last 4 quarters	$ 709,526,411
Net financial debt	706,837,353
Unencumbered assets	3,115,457,231
Total unsecured liabilities	2,128,051,481
EBITDA LTM	541,542,279
Net financial expenses LTM	$ 45,593,634
CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Percentage threshold adjusted consolidated operating cash flow	40.00%
Consolidated assets to unsecured consolidated liabilities ratio	1.46
CMF Registration N254 06.13.2001 Series B | Maximum
Disclosure of detailed information about borrowings
Indebtedness level	1.31
Consolidated assets to unsecured consolidated liabilities ratio	1.3
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.46
Net financial debt ratio	1.31
Net Financial Coverage	11.88
Number of consecutive quarters | item	2
CMF Registration N641 08.23.2010 Series C | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3
Net Financial Coverage	3
CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E
Disclosure of detailed information about borrowings
Indebtedness level	1.31
Percentage threshold adjusted consolidated operating cash flow	40.00%
Consolidated assets to unsecured consolidated liabilities ratio	1.46
CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E | Maximum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Indebtedness level	1.31
Percentage threshold adjusted consolidated operating cash flow	40.00%
Consolidated assets to unsecured consolidated liabilities ratio	1.46
CMF Registration N912 10.10.2018 Series F | Maximum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3